Gain on Disposals (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Disposition of Assets [Abstract]
(Losses) / Gains on Disposal of Rigs
We recognized the following losses and gains on disposal for the year ended December 31, 2021:

	Year Ended December 31, 2021
(in $ millions)	Net proceeds	Book value on disposal	(Loss)/gain on disposal
Balder (1)	4.4	4.5	(0.1)
Rig Related Equipment	1.3	—	1.3
Total	5.7	4.5	1.2

(1) Of the net proceeds received from the sale of the "Balder", $3.0 million was received during the year ended December 31, 2020.
We recognized the following gains and losses on disposal for the year ended December 31, 2020:

	Year ended December 31, 2020
(In $ millions)	Net proceeds	Book value on disposal	Gain/(loss) on disposal
B152	7.9	1.4	6.5
Dhabi II	7.9	1.6	6.3
Atla	10.0	5.0	5.0
MSS1	2.2	2.2	—
Eir	3.0	3.0	—
B391	0.4	0.8	(0.4)
Rig Related Equipment	3.3	1.7	1.6
Total	34.7	15.7	19.0

We recognized the following gains on disposal for the year ended December 31, 2019:

	Year ended December 31, 2019
(In $ millions)	Net proceeds	Book value on disposal	Gain on disposal
Baug	3.0	—	3.0
C20051	3.0	2.1	0.9
Rig Related Equipment	2.5	—	2.5
Total	8.5	2.1	6.4